Warrants (Tables)	9 Months Ended
Jun. 30, 2025
Warrants
Schedule of Outstanding Warrants

Outstanding warrants consist of the following:

	June 30, 2025	September 30, 2024
Public Warrants	6,000,000	6,000,000
Private Warrants	3,000,000	3,000,000
PIPE Warrants	250,000	1,750,000
PIPE Common Warrants	5,755,396	5,755,396
Common Warrants	4,876,860	—
Other warrants	1,826,144	2,170,403
Total	21,708,400	18,675,799